UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund:  BlackRock New York Municipal Income Trust II (BFY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 143.3%
Corporate — 3.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$140	$150,487
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	349,836
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	211,784
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	591,810
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	500	583,575
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	625	630,244

		2,517,736
County/City/Special District/School District — 40.2%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	760	804,544
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/30	1,700	1,931,370
Series E, 5.50%, 8/01/25	1,280	1,517,747
Series E, 5.00%, 8/01/30	500	561,310
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	526,820
Series G-1, 6.25%, 12/15/31	5	5,492
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	779,500
Sub-Series G-1, 6.25%, 12/15/18 (b)	245	269,902
Sub-Series I-1, 5.38%, 4/01/36	135	145,522

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	$1,250	$1,372,925
5.00%, 11/15/45	2,340	2,560,779
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	1,750	574,263
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	500	142,120
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (c)	500	232,360
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	108,529
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	500,100
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	400	400,080
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	501,200
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	400	401,060
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	383,016
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	903,944
Sub-Series B-1, 5.00%, 11/01/36	340	384,441
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	522,030
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	114,738

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	$280	$307,796
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	120	134,252
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	2,866,815
5.75%, 2/15/47	1,550	1,747,005
(AGM), 5.00%, 2/15/47	850	856,502
(NPFGC), 4.50%, 2/15/47	1,110	1,116,915
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,536,878
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	546,985
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	200	206,566
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,107,530
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,374,037
4 World Trade Center Project, 5.75%, 11/15/51	670	758,246
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,000	1,092,540
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	748,236

		30,044,095
Education — 24.8%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	275	284,105
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	100	109,722
5.00%, 11/01/26	150	177,596

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	$250	$278,393
New York Law School Project, 5.00%, 7/01/41	265	283,139
New York Law School Project, 4.00%, 7/01/45	185	169,364
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	530,805
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	440	484,858
Carnegie Hall, 4.75%, 12/01/39	700	748,188
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,000	1,091,800
Series B, 4.00%, 8/01/35	190	189,744
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	500	555,740
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	125	128,425
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,093,150
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	262,927
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	350	384,181

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	$150	$170,594
5.38%, 9/01/41	650	725,601
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	497,326
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	400	438,476
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	560,610
Fordham University, Series A, 5.50%, 7/01/36	150	170,217
Series B, 5.75%, 3/15/36	300	326,196
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	266,525
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	735,432
Touro College & University System, Series A, 5.25%, 1/01/34	1,200	1,264,344
University of Rochester, Series A, 5.13%, 7/01/39	250	268,870
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	150	164,343
Brooklyn Law School, 5.75%, 7/01/33	250	268,075
Fordham University, 5.00%, 7/01/44	640	691,936
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	869,744
New York University, Series A, 5.00%, 7/01/37	600	671,430
Skidmore College, Series A, 5.25%, 7/01/29	200	226,052
Skidmore College, Series A, 5.25%, 7/01/31	300	335,118
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,389,165

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	$700	$788,571
Teachers College, 5.50%, 3/01/39	650	695,591
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	210	228,860

		18,525,213
Health — 15.5%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	195	164,664
4.00%, 7/01/41	290	278,571
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	328,164
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	230	230,168
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	194,605
5.00%, 12/01/37	250	267,768
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,591,383
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	359,226
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	161,046

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	$450	$451,017
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	964,882
Series B, 6.00%, 11/01/20 (b)	130	151,106
Series B, 6.00%, 11/01/30	20	22,110
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	529,805
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	250	277,368
Healthcare, Series A, 5.00%, 3/15/19 (b)	500	541,055
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/17 (b)	305	307,461
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	274,280
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	425	484,946
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	135,252
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	545,490
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,094,750
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	811,957
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	860	924,758

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	$500	$533,855

		11,625,687
Housing — 6.9%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	915	1,019,246
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	435,744
Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,426,986
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	900	777,600
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	514,420
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,000,940

		5,174,936
State — 7.1%
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	843,060
State of New York, GO, Series A, 5.00%, 2/15/39	500	533,100
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/37	1,070	1,195,586
Series B, 5.00%, 3/15/42	1,000	1,100,430
Series C, 5.00%, 3/15/34	1,000	1,105,480

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	$500	$567,660

		5,345,316
Tobacco — 2.1%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	400	413,136
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, 4.00%, 6/01/51	750	658,238
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	250	245,590
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	230	248,225

		1,565,189
Transportation — 27.4%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	305,359
Series C, 6.50%, 11/15/28	145	159,458
Series E, 5.00%, 11/15/38	1,000	1,105,560
Series H, 5.00%, 11/15/25	500	569,535
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 5.25%, 11/15/56	250	275,618
Series F, 5.00%, 11/15/30	1,500	1,677,315
Sub-Series C-1, 5.00%, 11/15/35	500	551,980
Green Bonds, Series A-1, 4.00%, 11/15/46	55	53,592
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	1,285	1,375,027
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	561,470

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	$1,900	$1,952,402
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	370	387,638
5.00%, 8/01/31	550	557,799
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,129,070
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
146th Series, AMT (AGM), 4.50%, 12/01/34	750	751,207
147th Series, AMT, 4.75%, 4/15/37	500	502,725
177th Series, AMT, 4.00%, 1/15/43	480	469,315
178th Series, AMT, 5.00%, 12/01/43	430	462,014
189th Series, 5.00%, 5/01/45	860	946,757
State of New York Thruway Authority, RB, Junior Lien, Series A:
4.00%, 1/01/51	500	494,475
5.25%, 1/01/56	725	803,285
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	1,530	1,682,403
General, Series I, 5.00%, 1/01/42	1,030	1,111,339
Series J, 5.00%, 1/01/41	1,000	1,084,890
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	268,258
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	505	274,720
General, Series A, 5.25%, 11/15/45	370	419,654

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
General, Series A, 5.00%, 11/15/50	$500	$549,880

		20,482,745
Utilities — 15.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,500	1,664,865
Long Island Power Authority, RB:
CAB, Electric System, Series A (AGM), 0.00%, 6/01/28 (c)	3,515	2,434,384
General, Electric Systems, Series C (CIFG), 5.25%, 9/01/29	1,000	1,166,000
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 4/01/19 (b)	500	546,160
Series B, 5.00%, 9/01/41	200	219,054
Series B, 5.00%, 9/01/46	285	309,732
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
Revolving Funds, Series B, 5.00%, 6/15/36	350	388,482
State Clean Water and Drinking Water Revolving Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,575,825
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	350	334,002
Series B, 4.00%, 12/15/35	190	197,961
Series E, 5.00%, 12/15/41	2,690	3,029,182

		11,865,647
Total Municipal Bonds in New York		107,146,564

Multi-State — 2.9%
Housing — 2.9%
Centerline Equity Issuer Trust (a):
Series A-4-2, 6.00%, 10/31/19	1,000	1,084,210

Municipal Bonds	Par (000)	Value
Multi-State (continued)
Housing (continued)
Centerline Equity Issuer Trust (a) (continued):
Series B-3-2, 6.30%, 10/31/19	$1,000	$1,091,230
Total Municipal Bonds in Multi-State		2,175,440

Puerto Rico — 2.6%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,064,510
Tobacco — 1.2%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, 5.63%, 5/15/43	900	888,750
Total Municipal Bonds in Puerto Rico		1,953,260
Total Municipal Bonds — 148.8%		111,275,264

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 18.8%
County/City/Special District/School District — 1.5%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	500	550,675
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	562,560

		1,113,235
Education — 0.8%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	510	577,506
State — 4.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,383,404

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
State (continued)
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	$255	$296,940
4.00%, 10/15/32	350	370,846
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,090,120

		3,141,310
Transportation — 6.3%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,240,196
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,102,880
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	825,148
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	554,415

		4,722,639
Utilities — 6.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	55	58,557
5.75%, 6/15/40	185	195,841
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,665,615
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,116,706

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Utilities (continued)
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	$992	$1,009,039
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, 3.00%, 6/15/35	509	456,220

		4,501,978
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.8%		14,056,668
Total Long-Term Investments (Cost — $119,359,028) — 167.6%		125,331,932

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (e)(f)	620,376	620,376
Total Short-Term Securities (Cost — $620,381) — 0.8%		620,376

Total Investments (Cost — $119,979,409*) — 168.4%		125,952,308
Other Assets Less Liabilities — 1.8%		1,312,317
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.8)%		(8,078,166)
VRDP Shares, at Liquidation Value — (59.4)%		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$74,786,459

* As of November 30, 2016, gross unrealized appreciation and depreciation basedon cost for federal income tax purposes were as follows:

Tax cost	$111,618,473

Gross unrealized appreciation	$7,324,388
Gross unrealized depreciation	(1,051,944)

Net unrealized appreciation	$6,272,444

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,513,916	(2,893,540)	620,376	$620,376	$1,178	$57

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(11)	10-Year U.S. Treasury Note	March 2017	$1,369,672	$5,368
(2)	5-Year U.S. Treasury Note	March 2017	$235,687	262
(7)	Long U.S. Treasury Bond	March 2017	$1,058,969	6,876
(1)	Ultra U.S. Treasury Bond	March 2017	$161,406	836
Total				$13,342

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$125,331,932	—	$125,331,932
Short-Term Securities	$620,376	—	—	620,376

Total	$620,376	$125,331,932	—	$125,952,308

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$13,342	—	—	$13,342

[1]	See above Schedule of Investments for values in each sector.
[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$54,400	—	—	$54,400
Liabilities:
Bank overdraft	—	$(57,761)	—	(57,761)
TOB Trust Certificates	—	(8,061,391)	—	(8,061,391)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

Total	$54,400	$(52,519,152)	—	$(52,464,752)

During the period ended November 30, 2016, there were no transfers between levels.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Trust II

Date: January 23, 2017